UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2023, Causeway Emerging Markets Fund’s (the “Fund’s”) Institutional Class returned 12.69% and Investor Class returned 12.69%, compared to 14.20% for the MSCI Emerging Markets Index (Gross) (“Index”). Since the Fund’s inception on March 30, 2007, the Fund’s average annual total returns are 3.02% for the Institutional Class and 2.83% for the Investor Class, compared to 3.20% for the Index. As of March 31, 2023, the Fund had net assets of $1.25 billion.

Performance Review

Despite shocks to the global financial sector in March, emerging markets (“EM”) equities delivered positive returns during the period. With a 25 basis point interest rate increase in March, the US Federal Reserve (“Fed”) continued its rate hiking cycle in the first quarter of 2023. Financial conditions tightened as stress in the banking system compelled government intervention to prevent further contagion. Furthermore, US inflation data revealed that price increases may be slowing. With upward price pressures moderating and financial conditions tightening, yields on US Treasury bonds fell and the yield curve steepened. While the yield curve remains inverted, a steepening trend could be a positive indicator for EM assets. In China, the People’s Bank of China continued to ease monetary policy, reducing the required reserve ratio for banks to 10.75%, the lowest level since 2007. The strongest-performing sectors within the Index during the period were communication services, information technology, and materials in local currency terms. The weakest-performing sectors in the Index were utilities, energy, and financials. The top-performing region in local currency terms was emerging Asia. While all region groups within the Index posted positive returns in local currency during the period, emerging Latin America was the worst-performing region.

We use a combination of stock-specific factors and country, currency, sector, and macroeconomic analysis to rank the stocks in our investable universe. Of the factors we use to forecast alpha (performance in excess of the Index), our bottom-up valuation factor was the top performing indicator during the period. Technical (price momentum), growth, and competitive strength factors were negative indicators. Of our top-down factors, country posted positive returns, while our macroeconomic, sector, and currency factors were negative indicators.

Over the period, positioning in the emerging Europe, Middle East, and Africa (“EMEA”) region detracted from relative performance, due primarily to positioning in South Africa and the United Arab Emirates. In emerging Latin America, positioning in Mexico detracted from relative performance. Holdings in the emerging Asia region contributed to relative performance, due primarily to positive stock selection in India and Taiwan. From a sector perspective, the largest detractors from relative performance were materials, consumer staples, and industrials. The greatest contributors to relative performance were financials, utilities, and health care. The largest stock-level detractors from relative performance included an underweight position in online services company, Tencent Holdings Ltd. (China), as well as overweight positions in multinational food processing company, JBS SA (Brazil), and polysilicon manufacturer, Daqo New Energy (China). The greatest contributors to relative performance included overweight positions in steelmaker, POSCO Holdings Inc. (South Korea), and online audio entertainment platform, Tencent Music Entertainment Group (China), as well as an underweight position in energy & industrials holding company, Reliance Industries Ltd. (India).

2	Causeway Emerging Markets Fund

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to Index weightings) were to the consumer discretionary and industrials sectors. The biggest reductions in active weightings were to the energy and materials sectors. Notable changes to the Fund’s active country weightings included increased exposures to China, South Korea, and Taiwan. We reduced active exposures to Saudi Arabia, United Arab Emirates, and Thailand.

Significant purchases included increased exposure to internet commerce company, Alibaba Group Holding Ltd. (China) as well as new positions in online retailer, Vipshop Holdings (China), and integrated circuit manufacturer, Novatek Microelectronics Corp. (Taiwan). Significant sales included full sales of Saudi National Bank (Saudi Arabia), steelmaker, Tata Steel (India), and energy producer, Saudi Arabia Oil Co. (Saudi Arabia).

Investment Outlook

Earnings growth upgrades for EM equities lag those in ex-US developed markets. The EM countries with the weakest net upgrades included South Korea and Taiwan, reflecting potential slowing demand and lower global growth. Growth upgrades were also negative in Saudi Arabia due to falling energy prices. The sectors with the weakest net growth upgrades included information technology and energy, due in part to slowing global growth. The sectors with the strongest net upgrades included communication services and financials. Communication services is dominated by Chinese companies, which continue to benefit from a rebound in economic activity as the country’s Covid-19 restrictions are lifted. EM financials tend to be more locally-oriented and less exposed to the global economy. However, EM banks are not immune from shocks in the global financial system, should the stress from the US and Europe spread. We are underweight banks in the Fund, due in part to valuation and price momentum considerations. With a balance of favorable valuation, growth, and price momentum characteristics relative to the Index, we believe the portfolio offers attractive risk-adjusted return potential looking forward.

We thank you for your continued confidence in Causeway Emerging Markets Fund and look forward to serving you in the future.

March 31, 2023

Joseph Gubler	Arjun Jayaraman	MacDuff Kuhnert	Ryan Myers
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

Causeway Emerging Markets Fund	3

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

The Causeway Emerging Markets strategy uses quantitative factors that can be grouped into eight categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quintle of companies in the strategy’s universe and that of the lowest ranked quintile of companies based on that factor.

4	Causeway Emerging Markets Fund

March 31, 2023
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	-12.30%	6.61%	-2.63%	1.30%	3.02%
Investor Class	-12.41%	6.40%	-2.84%	1.06%	2.83%
MSCI Emerging Markets Index (Gross)	-10.30%	8.23%	-0.53%	2.37%	3.20%

*	Inception is March 30, 2007.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2024. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 27, 2023 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.14% and 1.39% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.11% and 1.36% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI Emerging Markets Index (Gross) (the “Index”) is a free float-adjusted market capitalization index, designed to measure equity market performance of emerging markets, consisting of 24 emerging country indices. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Emerging Markets Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.2%

YPF S.A. ADR[1]	229,375	$2,518

Brazil — 4.9%

Banco do Brasil SA	2,799,894	21,622

BrasilAgro - Co. Brasileira de Propriedades Agricolas	191,900	916

Gerdau SA ADR	2,134,729	10,524

JBS SA	1,990,800	6,992

Marfrig Global Foods S.A.	3,140,200	4,120

Minerva SA	2,181,700	4,528

Movida Participacoes S.A.	1,280,100	2,038

Petro Rio S.A.[1]	368,300	2,269

SLC Agricola S.A.	254,250	2,287

Suzano S.A.	673,100	5,534

		60,830

China — 32.5%

360 DigiTech Inc. ADR	467,753	9,075

Alibaba Group Holding Ltd. ADR[1]	449,678	45,948

Autohome Inc. ADR	149,695	5,010

Baidu Inc. ADR[1]	28,718	4,334

BYD Co. Ltd., Class H	198,000	5,796

China CITIC Bank Corp. Ltd., Class H	7,060,000	3,553

China Coal Energy Co. Ltd., Class H	8,384,000	6,355

China Construction Bank Corp., Class H	56,901,000	36,895

China Everbright Environment Group Ltd.	4,302,000	1,847

China Galaxy Securities Co. Ltd., Class H	11,599,500	5,837

China Lumena New Materials Corp.[1,2]	264,100	—

China National Building Material Co. Ltd., Class H	5,538,000	4,543

China Petroleum & Chemical Corp., Class H	10,458,000	6,182

China Railway Group Ltd., Class H	14,346,000	8,754

China Resources Pharmaceutical Group Ltd.	4,482,500	3,552

China State Construction Engineering Corp. Ltd., Class A	10,161,800	8,577

CITIC Ltd.	8,868,000	10,371

The accompanying notes are an integral part of the financial statements.

6	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

COSCO SHIPPING Holdings Co. Ltd., Class H	6,527,900	$7,343

Daqo New Energy Corp. ADR[1]	201,801	9,452

Dongfeng Motor Group Co. Ltd., Class H	4,276,000	2,005

FinVolution Group ADR	527,416	2,199

Ganfeng Lithium Group Co. Ltd., Class H	668,280	4,154

Gree Electric Appliances Inc. of Zhuhai, Class A	641,500	3,430

Greentown China Holdings Ltd.	1,116,000	1,447

Guanghui Energy Co. Ltd., Class A	6,708,811	9,030

Guangzhou Automobile Group Co. Ltd., Class H	4,096,000	2,583

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	4,410,897	5,873

Hello Group Inc. ADR	381,847	3,475

JD.com Inc. ADR	175,167	7,688

JinkoSolar Holding Co. Ltd. ADR[1]	87,700	4,475

Lenovo Group Ltd.	9,210,000	9,973

Meituan, Class B1	606,229	11,082

Orient Overseas International Ltd.	184,000	3,521

PDD Holdings Inc. ADR[1]	214,928	16,313

PetroChina Co. Ltd., Class H	23,706,000	14,043

PICC Property & Casualty Co. Ltd., Class H	14,984,000	15,289

Ping An Insurance Group Co. of China Ltd., Class H	1,530,000	9,960

Pylon Technologies Co. Ltd., Class A	87,225	3,116

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,124,136	3,961

Sinopharm Group Co. Ltd., Class H	1,530,000	4,629

Skyworth Group Ltd.	5,888,000	3,038

Tencent Holdings Ltd.	1,000,689	49,181

Tencent Music Entertainment Group ADR[1]	1,729,871	14,323

Vipshop Holdings Ltd. ADR[1]	853,105	12,950

Wuxi Biologics Cayman Inc.[1]	641,500	3,972

		405,134

India — 13.4%

Axis Bank Ltd.	756,941	7,907

Bank of Baroda	4,985,472	10,243

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)

Bharat Electronics Ltd.	3,384,479	$4,017

Britannia Industries Ltd.	102,722	5,402

Coal India Ltd.	2,808,187	7,301

GAIL India Ltd.	5,036,486	6,444

HCL Technologies Ltd.	486,887	6,430

Hindalco Industries Ltd.	1,541,316	7,602

Hindustan Unilever Ltd.	188,829	5,883

ICICI Bank Ltd. ADR	452,796	9,772

Info Edge India Ltd.	112,515	5,098

ITC Ltd.	2,887,984	13,477

Mahindra & Mahindra Ltd.	532,577	7,509

NTPC Ltd.	2,939,966	6,264

Oil & Natural Gas Corp. Ltd.	7,246,585	13,319

REC Ltd.	4,173,533	5,863

Shriram Finance Ltd.	388,394	5,952

State Bank of India	998,150	6,361

Sun Pharmaceutical Industries Ltd.	984,005	11,771

UPL Ltd.	811,733	7,088

Varun Beverages Ltd.	471,659	7,960

Vedanta Ltd.	1,808,044	6,038

		167,701

Indonesia — 2.5%

Adaro Energy Indonesia Tbk PT	24,353,800	4,710

Astra International Tbk PT	8,901,900	3,562

Bank Mandiri Persero Tbk PT	8,608,600	5,928

Bukit Asam Tbk PT	12,063,200	3,210

Indo Tambangraya Megah Tbk PT	1,155,900	3,037

Indofood Sukses Makmur Tbk PT	4,549,000	1,881

Kalbe Farma Tbk PT	16,096,400	2,254

Perusahaan Gas Negara Tbk PT	34,221,800	3,150

United Tractors Tbk PT	2,016,600	3,914

		31,646

The accompanying notes are an integral part of the financial statements.

8	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Kuwait — 0.2%

Mobile Telecommunications Co. KSCP	985,098	$1,738

Mexico — 2.1%

Alfa SAB de CV, Class A	4,550,200	2,891

Arca Continental SAB de CV	448,100	4,063

Coca-Cola Femsa SAB de CV ADR	54,035	4,348

Fibra Uno Administracion SA de CV, Class REIT[3]	2,262,400	3,167

Grupo Aeroportuario del Pacifico SAB de CV, Class B	275,000	5,365

Grupo Bimbo SAB de CV	980,900	4,931

Kimberly-Clark de Mexico SAB de CV, Class A	802,113	1,691

		26,456

Poland — 0.1%

Jastrzebska Spolka Weglowa S.A.[1]	154,348	1,685

Qatar — 0.2%

Ooredoo QPSC	1,034,578	2,672

Russia — 0.0%

Gazprom PJSC ADR[1,2]	4,239,823	—

LUKOIL PJSC[1,2]	172,525	—

LUKOIL PJSC ADR[1,2]	137,472	—

Sberbank of Russia PJSC ADR[1,2]	790,503	—

		—

Saudi Arabia — 1.8%

Bawan Co.	252,516	1,900

Dr Sulaiman Al Habib Medical Services Group Co.	60,870	4,738

Elm Co.	30,683	3,626

Etihad Etisalat Co.	378,770	4,176

SABIC Agri-Nutrients Co.	116,134	3,959

Saudi Electricity Co.	684,251	4,270

		22,669

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Africa — 1.0%

African Rainbow Minerals Ltd.	362,820	$4,700

Impala Platinum Holdings Ltd.	250,684	2,306

Sibanye Stillwater Ltd.	1,676,336	3,449

Truworths International Ltd.	705,215	2,112

		12,567

South Korea — 14.2%

DB HiTek Co. Ltd.	73,225	4,067

DB Insurance Co. Ltd.	75,633	4,352

DL E&C Co. Ltd.	99,004	2,460

E-MART Inc.	35,326	2,865

GS Holdings Corp.	137,834	4,277

Hana Financial Group Inc.	413,023	12,912

Hanwha Aerospace Co. Ltd.	31,906	2,431

Hanwha Corp.	251,442	5,070

Hyundai Electric & Energy System Co. Ltd.[1]	77,851	2,267

Hyundai Glovis Co. Ltd.	27,298	3,324

Hyundai Marine & Fire Insurance Co. Ltd.	176,952	4,594

KB Financial Group Inc.	120,345	4,405

Kia Corp.	381,248	23,721

Korea Gas Corp.	158,298	3,295

LS Corp.	73,651	4,503

LX INTERNATIONAL CORP.	150,197	3,340

LX Semicon Co. Ltd.	43,222	3,718

Neowiz[1]	95,133	2,923

OCI Co. Ltd.	88,141	6,926

POSCO Holdings Inc.	34,885	9,861

POSCO Holdings Inc. ADR	30,946	2,157

POSCO International Corp.	324,254	5,554

Samsung Electronics Co. Ltd.	751,117	36,926

Samsung Engineering Co. Ltd.[1]	100,027	2,436

SD Biosensor Inc.	157,013	2,545

Seegene Inc.	107,912	2,056

The accompanying notes are an integral part of the financial statements.

10	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)

SK Holdings Co. Ltd.	31,487	$4,172

Woori Financial Group Inc.	822,556	7,209

Youngone Corp.	90,027	3,157

		177,523

Taiwan — 16.1%

Asia Vital Components Co. Ltd.	386,000	1,788

Bora Pharmaceuticals Co. Ltd.	112,000	2,722

Chung-Hsin Electric & Machinery Manufacturing Corp.	715,000	2,221

Evergreen Marine Corp. Taiwan Ltd.	1,425,000	7,418

Fulgent Sun International Holding Co. Ltd.	689,000	3,021

Gigabyte Technology Co. Ltd.	1,631,000	7,151

Gloria Material Technology Corp.	1,323,000	2,233

Himax Technologies Inc. ADR	312,453	2,540

Hon Hai Precision Industry Co. Ltd.	5,906,298	20,174

International Games System Co. Ltd.	164,000	3,081

Inventec Corp.	2,416,000	2,535

King Yuan Electronics Co. Ltd.	1,213,000	1,932

Lite-On Technology Corp.	1,922,202	4,628

Lotus Pharmaceutical Co. Ltd.[1]	515,000	4,246

Makalot Industrial Co. Ltd.	205,000	1,455

Micro-Star International Co. Ltd.	671,000	3,173

Novatek Microelectronics Corp.	837,000	11,862

Pou Chen Corp.	2,113,000	2,165

Radiant Opto-Electronics Corp.	818,000	2,969

Sercomm Corp.	1,284,000	3,998

Sitronix Technology Corp.	506,000	3,947

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	886,240	82,438

United Microelectronics Corp.[1]	3,341,000	5,805

Wistron Corp.	2,616,000	3,596

Wistron NeWeb Corp.	657,000	2,233

Yang Ming Marine Transport Corp.	3,346,000	7,066

Zhen Ding Technology Holding Ltd.	1,248,000	4,673

		201,070

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Face Amount	Value

Thailand — 2.0%

AP Thailand PCL	4,634,400	$1,626

Bangkok Chain Hospital PCL	7,385,800	4,406

Bangkok Dusit Medical Services PCL, Class F	7,442,400	6,421

Banpu PCL	17,222,600	5,440

Indorama Ventures PCL	2,683,200	2,707

Krung Thai Bank PCL	9,189,400	4,434

		25,034

Turkey — 1.2%

KOC Holding AS	1,780,649	7,102

Turk Hava Yollari AO1	1,238,443	7,652

		14,754

United Arab Emirates — 0.9%

Abu Dhabi National Oil Co. for Distribution PJSC	1,892,233	2,154

Abu Dhabi Ports Co. PJSC[1]	2,062,400	3,526

Dubai Islamic Bank PJSC	1,858,274	2,646

Emirates NBD Bank PJSC[1]	779,568	2,792

		11,118

Total Common Stock

(Cost $1,219,634) — 93.3%		1,165,115

EQUITY-LINKED NOTES

Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect) 4/11/2023[1,4,5]	$21,144,395	20,679

Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index) 9/22/2023[1,4,5]	35,000,000	34,780

Total Equity-Linked Notes

(Cost $56,144) — 4.5%		55,459

The accompanying notes are an integral part of the financial statements.

12	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Rights/ Number of Shares	Value

RIGHTS

Asia Vital Components Co. Ltd.[1,6]	75,019	$113

Total Rights

(Cost $—) — 0.0%		113

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.734%**	17,580,551	17,581

Total Short-Term Investment

(Cost $17,581) — 1.4%		17,581

Total Investments — 99.2%

(Cost $1,293,359)		1,238,268

Other Assets in Excess of Liabilities — 0.8%		10,582

Net Assets — 100.0%		$1,248,850

A list of the open futures contracts held by the Fund at March 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets	310	Jun-2023	$14,908	$15,430	$522

*	Except for share, face amount and rights data.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $55,459, representing 4.4% of the Net Assets.

5

Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying reference(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

6	Expiration date not available.
ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—“ are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	13

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$2,518	$—	$—		$2,518
Brazil	60,830	—	—		60,830
China	405,134	—	—	^	405,134
India	167,701	—	—		167,701
Indonesia	31,646	—	—		31,646
Kuwait	—	1,738	—		1,738
Mexico	26,456	—	—		26,456
Poland	1,685	—	—		1,685
Qatar	—	2,672	—		2,672
Russia	—	—	—	^	—
Saudi Arabia	—	22,669	—		22,669
South Africa	12,567	—	—		12,567
South Korea	174,600	2,923	—		177,523
Taiwan	201,070	—	—		201,070
Thailand	—	25,034	—		25,034
Turkey	14,754	—	—		14,754
United Arab Emirates	11,118	—	—		11,118

Total Common Stock	1,110,079	55,036	—		1,165,115

Equity-Linked Notes	—	55,459	—		55,459

Rights	113	—	—		113

Short-Term Investment	17,581	—	—		17,581

Total Investments in Securities	$1,127,773	$110,495	$—		$1,238,268

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$522	$—	$—		$522

Total Other Financial Instruments	$522	$—	$—		$522

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.
*	Futures contracts are valued at the unrealized appreciation on the instruments.

Amounts designated as “—“ are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	Causeway Emerging Markets Fund

SECTOR DIVERSIFICATION

As of March 31, 2023, the sector diversification was as follows (Unaudited):

Causeway Emerging Markets Fund	Common Stock	% of Net Assets

Information Technology	19.7%	19.7%

Financials	16.4	16.4

Consumer Discretionary	12.7	12.7

Industrials	11.7	11.7

Communication Services	7.5	7.5

Energy	6.5	6.5

Consumer Staples	5.7	5.7

Materials	5.7	5.7

Health Care	4.6	4.6

Utilities	1.8	1.8

Real Estate	1.0	1.0

Total	93.3	93.3

Equity-Linked Notes		4.5

Rights		0.0

Short-Term Investment		1.4

Other Assets in Excess of Liabilities		0.8

Net Assets		100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	15

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

3/31/23
ASSETS:
Investments at Value (Cost $1,293,359)	$1,238,268
Cash pledged as collateral for futures contracts	996
Foreign Currency (Cost $2,718)	2,718
Receivable for Dividends	6,710
Receivable for Fund Shares Sold	3,977
Receivable for Tax Reclaims	694
Receivable for Investment Securities Sold	612
Unrealized Appreciation on Spot Foreign Currency Contracts	2
Prepaid Expenses	101

Total Assets	1,254,078

LIABILITIES:
Payable for Investment Securities Purchased	1,377
Payable Due to Adviser	954
Payable for Fund Shares Redeemed	937
Accrued Foreign Capital Gains Tax on Appreciated Securities	766
Due to Custodian	323
Payable for Shareholder Service Fees — Investor Class	81
Payable for Variation Margin	50
Payable for Trustees’ Fees	25
Payable Due to Administrator	20
Other Accrued Expenses	695

Total Liabilities	5,228

Net Assets	$1,248,850

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$1,406,261
Total Accumulated Loss	(157,411)

Net Assets	$1,248,850

Net Asset Value Per Share (based on net assets of $1,017,805,854 ÷ 110,147,848 shares) — Institutional Class	$9.24

Net Asset Value Per Share (based on net assets of $231,043,884 ÷ 24,631,627 shares) — Investor Class	$9.38

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

16	Causeway Emerging Markets Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

10/01/22 to 3/31/23
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $2,943)	$21,940

Total Investment Income	21,940

EXPENSES:
Investment Advisory Fees	6,591
Shareholder Service Fees — Investor Class	279
Administration Fees	126
Custodian Fees	486
Transfer Agent Fees	115
Professional Fees	78
Registration Fees	67
Printing Fees	53
Trustees’ Fees	45
Other Fees	247

Total Expenses	8,087

Waiver of Investment Advisory Fees	(546)

Total Waiver	(546)

Net Expenses	7,541

Net Investment Income	14,399

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(63,969)
Net Realized Loss on Futures Contracts	(2,211)
Foreign Capital Gains Tax	(1)
Net Realized Loss from Foreign Currency Transactions	(418)
Net Change in Unrealized Appreciation on Investments	208,424
Net Change in Unrealized Appreciation on Futures Contracts	3,080
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(520)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(243)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	144,142

Net Increase in Net Assets Resulting from Operations	$158,541

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	17

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY EMERGING MARKETS FUND

	10/01/22 to 3/31/23 (Unaudited)	10/01/21 to 9/30/22
OPERATIONS:
Net Investment Income	$14,399	$58,709
Net Realized Gain (Loss) on Investments	(63,969)	21,531
Net Realized Loss on Futures Contracts	(2,211)	(10,377)
Foreign Capital Gains Tax	(1)	(1,279)
Net Realized Loss from Foreign Currency Transactions	(418)	(2,090)
Net Change in Unrealized Appreciation (Depreciation) on Investments	208,424	(676,687)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	3,080	(1,005)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(520)	6,184
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(243)	139

Net Increase (Decrease) in Net Assets Resulting From Operations	158,541	(604,875)

DISTRIBUTIONS:
Institutional Class	(48,883)	(349,208)
Investor Class	(8,933)	(100,150)

Total Distributions to Shareholders	(57,816)	(449,358)

Net Decrease in Net Assets Derived from Capital Share Transactions(1)	(223,268)	(445,961)

Total Decrease in Net Assets	(122,543)	(1,500,194)

NET ASSETS:
Beginning of Year or Period	1,371,393	2,871,587

End of Year or Period	$1,248,850	$1,371,393

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	Causeway Emerging Markets Fund

This page intentionally left blank.

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2023 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY EMERGING MARKETS FUND
Institutional
2023(1)	8.60	0.10	0.97	1.07	(0.43)	—	(0.43)	—
2022	14.87	0.34	(3.81)	(3.47)	(0.40)	(2.40)	(2.80)	—
2021	12.77	0.22	2.09	2.31	(0.21)	—	(0.21)	—
2020	11.87	0.16	1.01	1.17	(0.27)	—	(0.27)	—
2019	12.77	0.25	(0.92)	(0.67)	(0.23)	—	(0.23)	—	(2)
2018	13.41	0.26	(0.68)	(0.42)	(0.22)	—	(0.22)	—	(2)
Investor
2023(1)	8.69	0.09	0.99	1.08	(0.39)	—	(0.39)	—
2022	14.99	0.29	(3.84)	(3.55)	(0.35)	(2.40)	(2.75)	—
2021	12.88	0.21	2.08	2.29	(0.18)	—	(0.18)	—
2020	11.97	0.15	1.00	1.15	(0.24)	—	(0.24)	—
2019	12.84	0.23	(0.92)	(0.69)	(0.18)	—	(0.18)	—	(2)
2018	13.49	0.20	(0.66)	(0.46)	(0.19)	—	(0.19)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.
(3)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.40%, 1.40% and 1.39%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

20	Causeway Emerging Markets Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)

9.24	12.69	1,017,806	1.10		1.18		2.23		37
8.60	(28.39)	1,116,479	1.10		1.13		2.98		68
14.87	18.06	2,187,057	1.10		1.11		1.40		46
12.77	9.79	2,667,366	1.08		1.08		1.33		41
11.87	(5.15)	3,448,261	1.16		1.16		2.05		39
12.77	(3.25)	4,239,060	1.15		1.15		1.89		49

9.38	12.69	231,044	1.35		1.43		1.96		37
8.69	(28.63)	254,914	1.35		1.38		2.42		68
14.99	17.78	684,530	1.35		1.36		1.37		46
12.88	9.55	554,976	1.31		1.31		1.20		41
11.97	(5.32)	395,539	1.39		1.39		1.90		39
12.84	(3.50)	575,260	1.39	(3)	1.39	(3)	1.40	(3)	49

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2023, the Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes, warrants or equity-related corporate obligations used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note, warrant, or equity-related corporate obligation including those related to performance and fees.

22	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are overseen by the Fund’s valuation designee, Causeway Capital Management LLC (“Adviser”), and implemented through a Fair Value Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when

Causeway Emerging Markets Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2023, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, including fees that are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are known. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

24	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Futures Contracts – To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss on the Statement of Operations equal to the difference between the contract price at closing and the contract price at opening.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2023.

The Fund invests in futures contracts, including futures contracts based on emerging markets indices, to obtain exposures to emerging markets for cash management or other reasons.

All futures held during the year were equity risk futures. During the six months ended March 31, 2023, the average quarterly notional amount of futures was $82,889 (000).

Equity-Linked Notes – An equity-linked note is a structured security with a return linked to one or more underlying reference equity securities or an index of securities. Changes in the market value of equity-linked notes are recorded as unrealized appreciation or depreciation and realized gains or losses are recorded upon the sale or maturity of the notes in the Statement of Operations within investments in securities. The risks of investing in equity-linked notes include unfavorable price movements in the underlying securities and the credit risk of the issuing financial institution. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund.

Causeway Emerging Markets Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2024 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2023, the Adviser waived $545,516 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2023, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2023, approximately $21 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term invest-

26	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

ments, during the six months ended March 31, 2023, for the Fund were as follows (000):

Purchases	Sales
$468,746	$746,792

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, inflation/ deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to

Causeway Emerging Markets Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2022 and September 30, 2021 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2022	$70,076	$379,282	$449,358
2021	48,759	—	48,759

As of September 30, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$41,115
Post October Losses	(10,298)
Unrealized Depreciation	(288,951)
Other Temporary Differences	(2)

Total Accumulated Losses	$(258,136)

Post-October losses represent losses realized on investment transactions from November 1, 2021 through September 30, 2022, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

For the fiscal year ended September 30, 2022, the Fund did not use any capital loss carryforwards.

At March 31, 2023, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$1,293,359	$118,713	$(173,804)	$(55,091)

28	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2023 (Unaudited)		Fiscal Year Ended September 30, 2022
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	18,753	$171,412	38,978	$442,867
Shares Issued in Reinvestment of Dividends and Distributions	4,981	43,786	26,002	305,788
Shares Redeemed	(43,437)	(396,110)	(82,173)	(990,670)

Decrease in Shares Outstanding Derived from Institutional Class Transactions	(19,703)	(180,912)	(17,193)	(242,015)

Investor Class
Shares Sold	16,089	152,239	61,833	648,068
Shares Issued in Reinvestment of Dividends and Distributions	997	184	8,377	99,775
Shares Redeemed	(21,783)	(194,779)	(86,553)	(951,789)

Decrease in Shares Outstanding Derived from Investor Class Transactions	(4,697)	(42,356)	(16,343)	(203,946)

Net Decrease in Shares Outstanding from Capital Share Transactions	(24,400)	$(223,268)	(33,536)	$(445,961)

8.	Significant Shareholder Concentration

As of March 31, 2023, three of the Fund’s shareholders of record owned 49% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Causeway Emerging Markets Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

10.	Line of Credit

The Fund, along with certain other series of the Trust, is a party to an agreement which enables it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expires February 14, 2024. The proceeds from the borrowings, if any, are used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2023, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

30	Causeway Emerging Markets Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 to March 31, 2023).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

Causeway Emerging Markets Fund	31

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Emerging Markets Fund

Actual Fund Return
Institutional Class	$1,000.00	$1,126.90	1.10%	$5.83

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.45	1.10%	$5.54

Actual Fund Return
Investor Class	$1,000.00	$1,126.90	1.35%	$7.16

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.20	1.35%	$6.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

32	Causeway Emerging Markets Fund

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2022 through December 31, 2022. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Causeway Emerging Markets Fund	33

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-004-1500

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 8, 2023

By	/s/ Eric Olsen
Eric Olsen, Treasurer

Date: June 8, 2023